ACQUISITIONS AND DISPOSITIONS (Details) (USD $)	12 Months Ended
	Apr. 30, 2013		Apr. 30, 2012
Significant Acquisitions and Disposals [Line Items]
Cash paid for acquisition of property	$ 135,800,000		$ 97,100,000
Assumed debt	12,500,000		7,200,000
Noncontrolling Interest in Operating Partnerships	12,600,000		8,100,000
Estimated cost of construction	25,800,000
Transaction costs expensed during the period			542,000
Acquisitions and development projects placed in service [Abstract]
Land	29,361,000		12,479,000
Buildings	77,316,000		64,010,000
Intangible assets	1,564,000		417,000
Acquisition costs	108,241,000		76,906,000
Results of operations from acquired properties [Abstract]
Total revenue	6,497,000		4,213,000
Net income	(66,000)		950,000
Dispositions [Abstract]
Sales price	26,273,000		3,237,000
Book value and sales cost	19,388,000		2,888,000
Gain/(Loss)	6,885,000		349,000
Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Land	6,854,000		4,265,000
Buildings	77,316,000		33,320,000
Intangible assets	1,564,000		0
Acquisition costs	85,734,000		37,585,000
Dispositions [Abstract]
Sales price	8,850,000
Book value and sales cost	5,272,000
Gain/(Loss)	3,578,000
Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Land			3,198,000
Buildings			30,690,000
Intangible assets			417,000
Acquisition costs			34,305,000
Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Land	22,507,000		5,016,000
Buildings	0		0
Intangible assets	0		0
Acquisition costs	22,507,000		5,016,000
Other Disposition [Member]
Dispositions [Abstract]
Sales price	698,000
Book value and sales cost	757,000
Gain/(Loss)	(59,000)
Arcata - Golden Valley, MN [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Apr. 30, 2013
Land	2,088,000
Buildings	0
Intangible assets	0
Acquisition costs	2,088,000
Ashland Grand Forks ND [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Mar. 16, 2012
Land			741,000
Buildings			7,569,000
Intangible assets			0
Acquisition costs			8,310,000
Number of apartment units			84
Badger Hills Rochester, MN [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Dec. 14, 2012	[1]
Land	1,050,000	[1]
Buildings	0	[1]
Intangible assets	0	[1]
Acquisition costs	1,050,000	[1]
Bismarck 4916 - Bismarck, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Apr. 12, 2013
Land	3,250,000
Buildings	0
Intangible assets	0
Acquisition costs	3,250,000
Candlelight - Fargo, ND [Member] | Multi-Family Residential [Member]
Dispositions [Abstract]
Number of apartment units	66
Date Disposal	Nov. 27, 2012
Sales price	1,950,000
Book value and sales cost	1,178,000
Gain/(Loss)	772,000
Colony - Lincoln, NE [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jun. 04, 2012
Land	1,515,000
Buildings	15,731,000
Intangible assets	254,000
Acquisition costs	17,500,000
Number of apartment units	232
Commons at Southgate - Minot, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jan. 22, 2013	[2]
Land	3,691,000	[2]
Buildings	0	[2]
Intangible assets	0	[2]
Acquisition costs	3,691,000	[2]
Cottage West Twin Homes - Sioux Falls, SD [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Oct. 12, 2011
Land			968,000
Buildings			3,762,000
Intangible assets			0
Acquisition costs			4,730,000
Number of apartment units			50
Cypress Court - St. Cloud, MN [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Aug. 10, 2012
Land	447,000
Buildings	0
Intangible assets	0
Acquisition costs	447,000
Cypress Court Apartment Development St. Cloud, MN [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Aug. 10, 2012	[3]
Land	1,136,000	[3]
Buildings	0	[3]
Intangible assets	0	[3]
Acquisition costs	1,136,000	[3]
East Grand Station East Grand Forks, MN [Member] | Commercial Retail [Member]
Dispositions [Abstract]
Area of a real estate property (in square feet)			12,556
Date Disposal			Mar. 03, 2012
Sales price			1,062,000
Book value and sales cost			1,302,000
Gain/(Loss)			(240,000)
Edina 6525 Drew Ave S Edina, MN [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Oct. 13, 2011
Land			388,000
Buildings			117,000
Intangible assets			0
Acquisition costs			505,000
Area of a real estate property (in square feet)			3,431
Evergreen II - Isanti, MN [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Nov. 01, 2011
Land			691,000
Buildings			2,784,000
Intangible assets			0
Acquisition costs			3,475,000
Number of apartment units			36
Gables Townhomes - Sioux Falls, SD [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Oct. 12, 2011
Land			349,000
Buildings			1,921,000
Intangible assets			0
Acquisition costs			2,270,000
Number of apartment units			24
Georgetown Square Condominiums 5 and 6 [Member] | Other Disposition [Member]
Dispositions [Abstract]
Date Disposal	Jun. 21, 2012
Sales price	330,000
Book value and sales cost	336,000
Gain/(Loss)	(6,000)
Georgetown Square Condominiums 3 and 4 [Member] | Other Disposition [Member]
Dispositions [Abstract]
Date Disposal	Aug. 02, 2012
Sales price	368,000
Book value and sales cost	421,000
Gain/(Loss)	(53,000)
Grand Forks Grand Forks, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Dec. 31, 2012
Land	4,278,000
Buildings	0
Intangible assets	0
Acquisition costs	4,278,000
Grand Forks 2150 Grand Forks, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Mar. 25, 2013
Land	1,600,000
Buildings	0
Intangible assets	0
Acquisition costs	1,600,000
Grand Gateway St Cloud MN [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Feb. 16, 2012
Land			814,000
Buildings			7,086,000
Intangible assets			0
Acquisition costs			7,900,000
Number of apartment units			116
Industrial-Office Build-to-Suit - Minot, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep. 07, 2011
Land			416,000
Buildings			0
Intangible assets			0
Acquisition costs			416,000
Kentwood Thomasville Kentwood, MI [Member] | Commercial Retail [Member]
Dispositions [Abstract]
Area of a real estate property (in square feet)	16,080
Date Disposal	Jun. 20, 2012
Sales price	625,000
Book value and sales cost	692,000
Gain/(Loss)	(67,000)
Lakeside Village - Lincoln, NE [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jun. 04, 2012
Land	1,215,000
Buildings	15,837,000
Intangible assets	198,000
Acquisition costs	17,250,000
Number of apartment units	208
Landing at Southgate - Minot, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jan. 22, 2013	[2]
Land	2,262,000	[2]
Buildings	0	[2]
Intangible assets	0	[2]
Acquisition costs	2,262,000	[2]
Livingstone Pamida Livingston, MT [Member] | Commercial Retail [Member]
Dispositions [Abstract]
Area of a real estate property (in square feet)			41,200
Date Disposal			Aug. 01, 2011
Sales price			2,175,000
Book value and sales cost			1,586,000
Gain/(Loss)			589,000
Meadow Wind Land Casper, WY [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep. 01, 2011
Land			50,000
Buildings			0
Intangible assets			0
Acquisition costs			50,000
Minot (Southgate Lot 4) - Minot, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jan. 11, 2013
Land	1,882,000
Buildings	0
Intangible assets	0
Acquisition costs	1,882,000
Prairiewood Meadows - Fargo, ND [Member] | Multi-Family Residential [Member]
Dispositions [Abstract]
Number of apartment units	85
Date Disposal	Sep. 27, 2012
Sales price	3,450,000
Book value and sales cost	2,846,000
Gain/(Loss)	604,000
Ponds at Heritage Place - Sartell, MN [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Oct. 10, 2012
Land	395,000
Buildings	4,564,000
Intangible assets	61,000
Acquisition costs	5,020,000
Number of apartment units	58
Regency Park Estates - St. Cloud, MN [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Aug. 01, 2011
Land			702,000
Buildings			10,198,000
Intangible assets			0
Acquisition costs			10,900,000
Number of apartment units			147
Renaissance Heights Williston ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Apr. 11, 2012
Land			4,600,000
Buildings			0
Intangible assets			0
Acquisition costs			4,600,000
Spring Creek American Falls - American Falls, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep. 01, 2011
Land			145,000
Buildings			3,870,000
Intangible assets			55,000
Acquisition costs			4,070,000
Area of a real estate property (in square feet)			17,273
Spring Creek Soda Springs - Soda Springs, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep. 01, 2011
Land			66,000
Buildings			2,134,000
Intangible assets			30,000
Acquisition costs			2,230,000
Area of a real estate property (in square feet)			15,571
Spring Creek Eagle - Eagle, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep. 01, 2011
Land			263,000
Buildings			3,775,000
Intangible assets			62,000
Acquisition costs			4,100,000
Area of a real estate property (in square feet)			15,559
Spring Creek Meridian - Meridian, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep. 01, 2011
Land			424,000
Buildings			6,724,000
Intangible assets			102,000
Acquisition costs			7,250,000
Area of a real estate property (in square feet)			31,820
Spring Creek Overland Boise, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep. 01, 2011
Land			687,000
Buildings			5,941,000
Intangible assets			97,000
Acquisition costs			6,725,000
Area of a real estate property (in square feet)			26,605
Spring Creek-Boise - Boise, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep. 01, 2011
Land			708,000
Buildings			4,296,000
Intangible assets			71,000
Acquisition costs			5,075,000
Area of a real estate property (in square feet)			16,311
Spring Creek Ustick - Meridian, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep. 01, 2011
Land			467,000
Buildings			3,833,000
Intangible assets			0
Acquisition costs			4,300,000
Area of a real estate property (in square feet)			26,605
Stevens Point Stevens Point WI [Member] | Commercial-Healthcare [Member]
Dispositions [Abstract]
Area of a real estate property (in square feet)	47,950
Date Disposal	Apr. 25, 2013
Sales price	16,100,000
Book value and sales cost	12,667,000
Gain/(Loss)	3,433,000
Terrace on the Green Fargo, ND [Member] | Multi-Family Residential [Member]
Dispositions [Abstract]
Number of apartment units	116
Date Disposal	Sep. 27, 2012
Sales price	3,450,000
Book value and sales cost	1,248,000
Gain/(Loss)	2,202,000
University Commons Williston, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Aug. 01, 2012
Land	823,000
Buildings	0
Intangible assets	0
Acquisition costs	823,000
Villa West - Topeka, KS [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	May 08, 2012
Land	1,590,000
Buildings	15,760,000
Intangible assets	300,000
Acquisition costs	17,650,000
Number of apartment units	308
Whispering Ridge - Omaha, NE [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Apr. 24, 2013
Land	2,139,000
Buildings	25,424,000
Intangible assets	751,000
Acquisition costs	28,314,000
Number of apartment units	336
Development Projects Placed in Service [Member]
Acquisitions and development projects placed in service [Abstract]
Land	0		700,000
Buildings	27,529,000		19,494,000
Acquisition costs	27,529,000		20,194,000
Area of a real estate property (in square feet)	3,702	[4]
Development Projects Placed in Service [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Land	0
Buildings	14,005,000
Acquisition costs	14,005,000
Development Projects Placed in Service [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Land	0		0
Buildings	8,272,000		9,637,000
Acquisition costs	8,272,000		9,637,000
Development Projects Placed in Service [Member] | Arrowhead First International Bank - Minot ND [Member] | Commercial Retail [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Mar. 19, 2013	[4]
Land	0	[4]
Buildings	1,165,000	[4]
Acquisition costs	1,165,000	[4]
Development Projects Placed in Service [Member] | Quarry Ridge II - Rochester, MN [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jun. 29, 2012	[5]
Land	0	[5]
Buildings	4,591,000	[5]
Acquisition costs	4,591,000	[5]
Number of apartment units	159	[5]
Development Projects Placed in Service [Member] | First Avenue - Minot ND [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Apr. 15, 2013	[6]
Land	0	[6]
Buildings	2,356,000	[6]
Acquisition costs	2,356,000	[6]
Number of apartment units	20	[6]
Development Projects Placed in Service [Member] | Jamestown Buffalo Mall - Jamestown, ND [Member] | Commercial Retail [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Jun. 15, 2011
Land			0
Buildings			879,000
Acquisition costs			879,000
Area of a real estate property (in square feet)			19,037	[7]
Development Projects Placed in Service [Member] | Jamestown Medical Office Building - Jamestown, ND [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jan. 01, 2013	[8]
Land	0	[8]
Buildings	6,597,000	[8]
Acquisition costs	6,597,000	[8]
Area of a real estate property (in square feet)	45,222	[8]
Development Projects Placed in Service [Member] | Meadow Winds Addition Casper, WY [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Dec. 30, 2011	[9]
Land			0	[9]
Buildings			3,952,000	[9]
Acquisition costs			3,952,000	[9]
Area of a real estate property (in square feet)			22,193	[9]
Development Projects Placed in Service [Member] | Minot IPS - Minot, ND [Member] | Commercial Industrial [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Dec. 17, 2012	[10]
Land	0	[10]
Buildings	4,087,000	[10]
Acquisition costs	4,087,000	[10]
Area of a real estate property (in square feet)	27,698	[10]
Development Projects Placed in Service [Member] | Spring Wind Expansion Laramie, WY [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Nov. 16, 2012	[11]
Land	0	[11]
Buildings	1,675,000	[11]
Acquisition costs	1,675,000	[11]
Area of a real estate property (in square feet)	26,662	[11]
Development Projects Placed in Service [Member] | Trinity at Plaza 16 - Minot, ND [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep. 23, 2011	[12]
Land			0	[12]
Buildings			5,685,000	[12]
Acquisition costs			5,685,000	[12]
Area of a real estate property (in square feet)			24,795
Development Projects Placed in Service [Member] | Williston Garden Buildings 1 and 2 - Williston, ND [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Apr. 27, 2012	[13]
Land			700,000	[13]
Buildings			8,978,000	[13]
Acquisition costs			9,678,000	[13]
Number of apartment units			72	[13]
Development Projects Placed in Service [Member] | Williston Garden Buildings 3 and 4 Williston, ND [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jul. 31, 2012	[14]
Land	0	[14]
Buildings	7,058,000	[14]
Acquisition costs	$ 7,058,000	[14]
Number of apartment units	73	[14]

[1]	Acquisition of unimproved land consisted of two parcels acquired separately on December 14 and December 20, 2012, respectively.
[2]	Land is owned by a joint venture entity in which the Company has an approximately 51% interest. The joint venture is consolidated in IRET’s financial statements.
[3]	Land is owned by a joint venture in which the Company has an approximately 79% interest. The joint venture is consolidated in IRET’s financial statements.
[4]	Development property placed in service March 19, 2013. Additional costs paid in fiscal year 2012 totaled approximately $75,000, for a total project cost at April 30, 2013 of $1.2 million
[5]	Development property placed in service June 29, 2012. Additional costs paid in fiscal years 2012 and 2011, and land acquired in fiscal year 2007, totaled $13.0 million, for a total project cost at April 30, 2013 of $17.6 million.
[6]	Redevelopment property placed in service April 15, 2013. Additional costs paid in fiscal years 2012 and 2011 totaled approximately $321,000, for a total project cost at April 30, 2013 of $2.7 million.
[7]	Construction project placed in service June 15, 2011. Additional costs paid in fiscal year 2011 totaled $1.4 million, for a total project cost at April 30, 2012 of $2.3 million.
[8]	Development property placed in service January 1, 2013. Additional costs paid in fiscal year 2012 totaled $1.0 million, for a total project cost at April 30, 2013 of $7.6 million.
[9]	Expansion project placed in service December 30, 2011.
[10]	Development property placed in service December 17, 2012. Additional costs paid in fiscal year 2012 totaled $1.8 million, for a total project cost at April 30, 2013 of $5.9 million.
[11]	Expansion project placed in service November 16, 2012. Additional costs paid in fiscal year 2012 totaled $1.8 million, for a total project cost at April 30, 2013 of $3.5 million.
[12]	Development property placed in service September 23, 2011. Additional costs paid in fiscal year 2011 totaled $3.3 million, for a total project cost at April 30, 2012 of $9.0 million.
[13]	Development property placed in service April 27, 2012. Buildings 3 and 4 of this project are expected to be placed in service during the first quarter of fiscal year 2013.
[14]	Development property placed in service July 31, 2012. Buildings 1 and 2 were placed in service in fiscal year 2012. Additional costs paid in fiscal year 2012 totaled $12.0 million, for a total project cost at April 30, 2013 of $19.1 million.